RESTRICTED NET ASSETS (Details) - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
STATUTORY RESERVES
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund		10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)		50.00%
Amount of appropriations to statutory reserve, enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0	¥ 0
PRC subsidiaries' restricted net assets		¥ 0